Redeemable Noncontrolling Interests - Summary of the Ownership and Economic Interest in FTW LLC (Details) - shares	Jun. 26, 2021	Dec. 26, 2020
Llc Units And Vest Mius [Member]
Noncontrolling Interest [Line Items]
Units Outstanding	437.3	433.8
Ownership percentage by noncontrolling owners	100.00%	100.00%
McAfee Corp | LLC Units [Member]
Noncontrolling Interest [Line Items]
Units Outstanding	166.0	161.3
Ownership percentage by noncontrolling owners	38.00%	37.20%
McAfee Corp | Continuing LLC Owners And Management Owners [Member]
Noncontrolling Interest [Line Items]
Units Outstanding	271.3	272.5
McAfee Corp | Foundation Technology Worldwide LLC [Member]
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	62.00%	62.80%